Determination of fair values	12 Months Ended
Mar. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Determination of fair values
4
. Determination of fair values

The Company’s accounting policies and disclosures require the determination of fair value, for all financial and certain non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Company.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

External valuers are involved for valuation of significant assets, such as assets acquired in a business combination and significant liabilities, such as contingent consideration. Involvement of external valuers is determined by the management, based on market knowledge, reputation, independence and whether professional standards are maintained.

(i) Intangible assets

The fair value of brands, product related intangibles and other intangible assets acquired in business combinations are determined using the multi-period excess earnings method (i.e., a form of the income approach). Under this method, values are estimated as the present value of the benefits anticipated from ownership of the intangible assets in excess of the returns required or the investment in the contributory assets necessary to realize those benefits.

(ii) Inventories

The fair value of inventories acquired in a business combination is determined based on its estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(iii) Investment in equity and debt securities and units of mutual funds

The fair value of marketable equity and debt securities is determined by reference to their quoted market price at the reporting date. For debt securities where quoted market prices are not available, fair value is determined using pricing techniques such as discounted cash flow analysis.

In respect of investments in mutual funds, the fair values represent net asset value as stated by the issuers of these mutual fund units in the published statements. Net asset values represent the price at which the issuer will issue further units in the mutual fund and the price at which issuers will redeem such units from the investors.

Accordingly, such net asset values are analogous to fair market value with respect to these investments, as transactions of these mutual funds are carried out at such prices between investors and the issuers of these units of mutual funds.

(iv) Derivatives

The fair value of foreign exchange forward contracts is estimated by discounting the difference between the contractual forward price and the current forward price for the residual maturity of the contract using a risk-free interest rate (based on government bonds). The fair value of foreign currency option and swap contracts and interest rate swap contracts is determined based on the appropriate valuation techniques, considering the terms of the contract.

(v) Non-derivative financial liabilities

Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date. In respect of the Company’s borrowings that have floating rates of interest, their fair value approximates carrying value.

DR. REDDY’S LABORATORIES LIMITED AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in millions, except share and per share data)

(vi) Contingent consideration

The fair value of the contingent consideration arising out of business combination is estimated by applying the income approach. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13, “Fair Value Measurement” refers to as Level 3 inputs.